UNITED STATES
                  SECURITIES AND EXCHANGE COMMISSION
                        Washington, D.C.  20549

                              FORM 13F

                        FORM 13F COVER PAGE

THIS FILING LISTS SECURITIES HOLDINGS REPORTED ON FORM 13F FILED ON OCTOBER 19, 2006 PURSUANT TO A REQUEST FOR CONFIDENTIAL TREATMENT
AND FOR WHICH CONFIDENTIAL TREATMENT EXPIRES ON FEBRUARY 14, 2007.

Report for the Calendar Year or Quarter Ended:     SEPTEMBER 30, 2006

Check here if Amendment [X]; Amendment Number: 1
This Amendment (Check only one.): [ ] is a restatement.
                                  [X] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Davidson Kempner Capital Management LLC
Address:   65 East 55th Street, 19th Floor
           New York, NY 10022



13F File Number:  28-4666

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:    Timothy I. Levart
Title:   Chief Operating Officer
Phone:   212-446-4020

Signature, Place, and Date of Signing:

  Timothy I. Levart  New York  FEBRUARY 13, 2007


Report Type (Check only one.):

[X]        13F HOLDINGS REPORT.

[ ]        13F NOTICE.

[ ]        13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

Report Summary:

Number of Other Included Managers:            0

Form 13F Information Table Entry Total:       15

Form 13F Information Table Value Total:       1,187,654,000



List of Other Included Managers:







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FORM 13F INFORMATION TABLE
Report date: 9/30/06
Reporting Manager: Davidson Kempner Capital Management LLC



                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  	SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER         TITLE OF CLASS     CUSIP   (x$1000) PRN AMT  	PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- 	--- ---- ------- ------------ -------- -------- -------

ANDRX CORP			CS		034553107  24,403.69   999,332	 SH	 SOLE		       999,332
ATI TECHNOLOGIES INC		CS		001941103  39,714.63 1,851,498 	 SH	 SOLE		     1,851,498
BELLSOUTH CORP			CS		079860102 334,548.68 7,825,700   SH      SOLE                7,825,700
ENERGY PARTNERS LTD		CS		29270U105  33,277.50 1,350,000   SH      SOLE                1,350,000
GLAMIS GOLD LTD			CS		376775102 117,725.64 2,985,678	 SH	 SOLE		     2,985,687
HCA INC				CS		404119109 212,072.41 4,250,800   SH      SOLE                4,250,800
INTERGRAPH			CS		458683109  16,851.84   393,000   SH      SOLE		       393,000
MICHAELS STORES INC		CS		594087108  60,038.53 1,378,928   SH      SOLE		     1,378,928
NORTH FORK BANCORPORATION	CS		659424105 132,643.84 4,631,419   SH      SOLE		     4,631,419
PETCO ANIMAL SUPPLIES INC	CS		716016209  41,036.35 1,433,334	 SH	 SOLE                1,433,334
PAN PACIFIC RETAIL PPTYS INC	CS		69806L104  39,234.31   565,173	 SH	 SOLE		       565,173
ARAMARK CORP CL B		CS		038521100  70,024.66 2,131,000	 SH	 SOLE		     2,131,000
RYANS RESTAURANT GROUP INC	CS		783520109  11,095.00   700,000   SH      SOLE		       700,000
CONSTELLATION ENERGY GROUP	CS		210371100  49,414.06   834,697   SH      SOLE		       834,697
FPL GROUP INC			CS		302571104   5,573.30   123,851   SH      SOLE                  123,851
							1,187,654.44

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